Property, Plant and Equipment (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Nov. 10, 2012
Property, plant and equipment [abstract]
Net exchange differences from translating from functional currency to presentation currency	$ (197,910)	$ (1,333,819)
Depreciation expense	535,006	1,521,725	$ 1,510,213
Impairment loss		(13,311,557)
Gross carrying amount of fully depreciated property, plant and equipment still in use	$ 93,701	$ 123,265
Revaluation surplus				$ 184,272